Cost of Sales - Schedule of Cost of Sales (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Cost of Sales [Abstract]
Purchases	RM 17,555,560	$ 4,325,629	RM 12,321,935	RM 11,505,970
Commissions			1,704,750	590,587
Marketing	3,490,773	860,114	2,116,150	1,679,862
Depreciation of plant and equipment	3,496,317	861,480	1,624,383	1,292,349
Software development	2,296,705	565,900	412,000	574,501
Server maintenance	30,340,342	7,475,753	19,053,935	1,463,433
Employee benefit expenses	2,705,764	666,690	2,608,275	4,006,075
Total	RM 59,885,461	$ 14,755,566	RM 39,841,428	RM 21,112,777